Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Income / (loss) for the period	SFr (26,411)	SFr (7,096)	SFr 20,270
Adjustments to reconcile net income for the period to net cash flows:
Depreciation of property, plant and equipment	580	278	287
Finance result, net	3,872	(3,360)	(1,646)
Share-based compensation expense	1,579	1,317	540
Changes in pensions	348	250	(359)
Accrued interest on long-term debt	99	0	0
Changes in working capital:
Prepaid expenses	(162)	(494)	(2,135)
Accrued income	(1,910)	(842)	6
Other current receivables	(401)	(248)	25,666
Accrued expenses	2,940	1,564	1,707
Deferral of unearned revenue	(156)	476	(160)
Long-term financing obligation	204	0	0
Accounts payable	(2,853)	2,592	(141)
Cash provided by/(used in) operating activities	(22,271)	(5,563)	44,035
Interest income	330	43	55
Finance costs	(153)	(126)	(6)
Net cash flows provided by/(used in) operating activities	(22,094)	(5,646)	44,084
Investing activities
Purchases of property, plant and equipment	(1,802)	(899)	(244)
Rent deposit	(40)	0	0
Net cash flows used in investing activities	(1,842)	(899)	(244)
Financing activities
Proceeds from issuance of preferred Series E	0	13,206	29,499
Proceeds from issuance of common shares	0	69,388	0
Transaction costs of issue of shares	0	(4,105)	(1,859)
Proceeds from issuance of shares-option plans	71	301	83
Proceeds from long-term debt	200	0	0
Proceeds from employee loan repayments	0	0	55
Net cash flows provided by financing activities	271	78,790	27,778
Net increase / (decrease) in cash and cash equivalents	(23,665)	72,245	71,618
Cash and cash equivalents, beginning of period	152,210	76,522	3,306
Exchange gains on cash and cash equivalents	(4,168)	3,443	1,598
Cash and cash equivalents, end of period	124,377	152,210	76,522
Net increase / (decrease) in cash and cash equivalents	SFr (23,665)	SFr 72,245	SFr 71,618